Intangible Assets, Net - Summary of Estimated Amortization Expense Relating to Existing Intangible Assets (Details) - Dec. 31, 2020 - Intangible Assets Excluding Licensed Copyrights
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Finite Lived Intangible Assets [Line Items]
Within 1 year	¥ 150,419	$ 23,053
Between 1 and 2 years	131,667	20,179
Between 2 and 3 years	88,014	13,489
Between 3 and 4 years	66,654	10,215
Between 4 and 5 years	¥ 60,401	$ 9,257